Financial risk management - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Average rate	1.1628	1.1248
Year-end spot rate	1.1898	1.1128	1.1755